Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
24.	Finance income and finance costs
Recognized in income or loss:

Costs (income)	2022	2021

Interest expense on long-term debt and amortization of deferred financing fees	52,230	45,953
Interest expense on lease liabilities	13,264	13,521
Interest income	(1,750)	(2,187)
Net change in fair value and accretion expense of contingent considerations	216	1,932
Net foreign exchange loss (gain)	556	(1,471)
Net impact of early repayment of contingent consideration	-	(1,469)
Other financial expenses	15,881	16,739

Net finance costs	80,397	73,018
Presented as:
Finance income	(1,750)	(5,127)
Finance costs	82,147	78,145